Label	Element	Value
Invesco S&P MidCap 400 QVM Multi-factor ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco S&P MidCap 400 QVM Multi-factor ETF